Capital and Reserves - Summary of Movement of Share Capital And Share Premium (Detail) - EUR (€)		1 Months Ended	12 Months Ended
	Oct. 01, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Number of shares outstanding, Opening			161,409,576	392,118
Number of shares outstanding, Closing			172,151,148	161,409,576
Share Capital, Opening			€ 44,480,000	€ 196,000
Share Capital, Closing	€ 44,430,000		45,769,000	44,480,000
Share premium, Opening			322,391,000	28,726,000
Share premium, Closing			€ 378,240,000	€ 322,391,000
Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares		375,000
5 December 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares			8,176,694
Price Per Share			€ 0.12
Share capital increase			€ 981,000
Share premium increase			€ 40,745,000
September 2021
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Convertible bonds conversion, Shares				147,443
Price Per Share				€ 0.5
Convertible bonds conversion				€ 73,720
Convertible bonds conversion, Share premium				€ 87,032,000
October 2021 | Class A And B Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Elimination old shares, Shares				(539,561)
Price Per Share				€ 0.5
Elimination old shares				€ (269,780)
Elimination old shares, Share premium				€ (47,692,000)
October 2021 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares				107,153,437
Price Per Share				€ 0.12
Share capital increase				€ 12,858,410
Share premium increase				€ 7,247,000
October 2021 | Class A Ordinary Shares [Member] | PIPE [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares				11,100,000
Price Per Share				€ 0.12
Share capital increase				€ 1,332,000
Share premium increase				€ 94,528,000
October 2021 | Class A Ordinary Shares [Member] | Kensington [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares				19,861,318
Price Per Share				€ 0.12
Share capital increase				€ 2,383,360
Share premium increase				€ 151,915,000
October 2021 | Class B Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares				23,250,793
Price Per Share				€ 1.2
Share capital increase				€ 27,900,950
November 2021 | Class A Ordinary Shares [Member] | Kensington [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Warrant conversion, Shares				43,028
Price Per Share				€ 0.12
Warrant conversion				€ 5,000
Warrant conversion, Share premium				€ 621,000
December 2021 | Class A Ordinary Shares [Member] | Kensington [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Warrant conversion, Shares				1,000
Price Per Share				€ 0.12
Warrant conversion				€ 120
Warrant conversion, Share premium				€ 14,000
January 2022 | Class A Ordinary Shares [Member] | Kensington [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Warrant conversion, Shares			156,699
Price Per Share			€ 0.12
Warrant conversion			€ 18,800
Convertible bonds conversion, Share premium			€ 2,205,000
February 2022 | Class A Ordinary Shares [Member] | Kensington [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Warrant conversion, Shares			304,635
Price Per Share			€ 0.12
Warrant conversion			€ 36,560
Convertible bonds conversion, Share premium			€ 4,032,000
March 2022 | Class A Ordinary Shares [Member] | Kensington [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Warrant conversion, Shares			22
Price Per Share			€ 0.12
Warrant conversion			€ 0
Convertible bonds conversion, Share premium			€ 14,000
April 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Increase Decrease Through Stock Option Plan Execution			17,208
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 2,060.00
Increase Decrease Through Stock Option Plan Execution In Share Premium			12
May 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Increase Decrease Through Stock Option Plan Execution			401,598
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 48,000
Increase Decrease Through Stock Option Plan Execution In Share Premium			234
June 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Increase Decrease Through Stock Option Plan Execution			380,176
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 45,620
Increase Decrease Through Stock Option Plan Execution In Share Premium			203
July 2022 | Electromaps Acquisition [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Payment in share, Shares			163,861
Price Per Share			€ 0.12
Payment in share			€ 19,660
Payment in share, Share premium			€ 1,480,000
July 2022 | Ares Acquisition [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Payment in share, Shares			700,777
Price Per Share			€ 0.12
Payment in share			€ 84,090.00
Payment in share, Share premium			€ 6,216,000
July 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Increase Decrease Through Stock Option Plan Execution			40,930
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 4,910
Increase Decrease Through Stock Option Plan Execution In Share Premium			27
September 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Increase Decrease Through Stock Option Plan Execution			129,336
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 15,520
Increase Decrease Through Stock Option Plan Execution In Share Premium			377
October 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Increase Decrease Through Stock Option Plan Execution			73,460
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 8,820
Increase Decrease Through Stock Option Plan Execution In Share Premium			48
October 2022 | Class A Ordinary Shares [Member] | Kensington [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Warrant conversion, Shares			1
Price Per Share			€ 0.12
Warrant conversion			€ 0
Warrant conversion, Share premium			€ 0
November 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Increase Decrease Through Stock Option Plan Execution			56,992
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 6,840
Increase Decrease Through Stock Option Plan Execution In Share Premium			40
December 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Increase Decrease Through Stock Option Plan Execution			139,183
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 16,700
Increase Decrease Through Stock Option Plan Execution In Share Premium			216